Other Financial Assets and Liabilities - Summary of Other Financial Assets and Liabilities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Other financial assets	₩ 1,747,187	₩ 1,690,046
Korea software financial cooperative [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets investment amount	5,491	1,849
Ustream Inc. [member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from the disposal of Subsidiary	104,442	91,445
Money Market Wrap and Money Market Trust [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	₩ 509,068	₩ 406,062